Activities of Orange Bank - Book value of financial liabilities (Details) - Operating segments [member] - Orange Bank, operating segment [member] - Financial liabilities at amortised cost, category [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 93	€ 52
Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,660	4,364
Financial liabilities, excluding derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 308	€ 170